ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Mar. 31, 2017 USD ($) item	Mar. 31, 2017 CNY (¥) item	Mar. 31, 2016 CNY (¥)
Value-added tax and other taxes payable		¥ 2,407,530	¥ 3,851,923
Accrued payroll and welfare		17,042,283	14,524,290
Accrued test monitoring fees		17,141,791	14,702,303
Royalty fees payable		734,571	532,185
Income taxes payable			3,044,352
Other current liabilities		52,032,672	21,084,574
Total accrued expenses and other payables	$ 12,982,166	89,358,847	¥ 57,739,627
ATA Data
Investment prepayments received		¥ 34,000,000
Number of third party investors | item	2	2
Percentage of equity shares to be acquired by third party investors	20.00%	20.00%